Master Trust (Tables) - GMHP	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31, 2025 and 2024.

(in thousands of dollars)	Master Trust		Plan’s Interest in Master Trust
	2025	2024	2025	2024
ASSETS
Investments, at fair value
Caterpillar Inc. common stock	$5,495,510	$3,784,230	$573	$405
Common stocks	3,921,926	3,360,443	9,689	8,950
Preferred stocks	23,527	16,468	84	72
Preferred corporate bonds and notes	5,481	7,570	31	51
Other corporate bonds and notes	1,116,507	899,155	6,583	6,221
U.S. government securities	917,546	847,015	5,230	5,635
Common collective trusts	10,071,355	8,473,155	29,601	26,235
Registered investment companies	24,181	8,351	113	31
Other investments, net	161,077	162,359	498	597
	21,737,110	17,558,746	52,402	48,197

Investments, at contract value
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302	1,550	1,942

Other assets
Cash	5,609	12,700	18	43
Receivables for securities sold	10,745	113,787	38	770
Accrued income	39,453	31,300	177	162
	55,807	157,787	233	975

Total Master Trust assets	22,538,259	18,496,835	54,185	51,114

LIABILITIES
Payables for securities purchased	(26,413)	(151,488)	(118)	(899)

Net Master Trust assets	$22,511,846	$18,345,347	$54,067	$50,215

The following tables summarize Master Trust investments measured at fair value based on NAV per share using the practical expedient, the unfunded commitments and redemption restrictions as of December 31, 2025 and 2024.

(in thousands of dollars)
December 31, 2025	Fair Value	Unfunded Commitments	Redemption Restrictions	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts:
Stocks	$8,052,916	—	None	Daily	None
Short-term investments	$856,792	—	None	Daily	None
U.S. Government securities	$1,061,721	—	None	Daily	None
Core fixed income bonds	$99,926	—	None	Daily	None

(in thousands of dollars)
December 31, 2024	Fair Value	Unfunded Commitments	Redemption Restrictions	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trusts:
Stocks	$6,770,665	—	None	Daily	None
Short-term investments	$776,283	—	None	Daily	None
U.S. Government securities	$926,207	—	None	Daily	None

The following table presents the changes in net assets for the Master Trust for the year ended December 31, 2025.

(in thousands of dollars)	2025
Changes in Net Assets:
Caterpillar Inc. common stock net appreciation (depreciation) in fair value of investments	$2,130,526
Net appreciation (depreciation) in fair value of investments	2,259,604
Interest	113,520
Caterpillar Inc. common stock dividends	60,066
Dividends	73,519
Other income	7,243
Net investment income (loss)	4,644,478

Transfers, net [1]	(460,114)
Administrative expenses not directly allocated to the plans and other expenses [2]	(17,865)
Increase (decrease) in net assets	4,166,499

Net assets
Beginning of the year	18,345,347
End of the year	$22,511,846

[1] Represents items recorded at the plan level such as contributions, benefit payments, plan transfers and plan specific administrative expenses.
[2] Primarily related to fees and expenses paid to professional money managers who manage the investment funds.

Schedule of Master Trust Assets at Fair Value
Master Trust assets that are measured at fair value as of December 31, 2025 and 2024 are summarized below. Investments measured at net asset value per share using the practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation to the table that presents the net assets of the Master Trust.

	Fair Value Measurements as of December 31, 2025
(in thousands of dollars)	Level 1	Level 2	Measured at NAV	Total

Stocks	$9,428,200	$12,763	$—	$9,440,963
Corporate bonds and notes	—	1,121,988	—	1,121,988
U.S. government securities	—	917,546	—	917,546
Common collective trusts	—	—	10,071,355	10,071,355
Registered investment companies	24,181	—	—	24,181
Other investments, net	122,160	38,917	—	161,077
Total investments, at fair value	$9,574,541	$2,091,214	$10,071,355	$21,737,110

	Fair Value Measurements as of December 31, 2024
(in thousands of dollars)	Level 1	Level 2	Measured at NAV	Total

Stocks	$7,158,198	$2,943	$—	$7,161,141
Corporate bonds and notes	—	906,725	—	906,725
U.S. government securities	—	847,015	—	847,015
Common collective trusts	—	—	8,473,155	8,473,155
Registered investment companies	8,351	—	—	8,351
Other investments, net	117,251	45,108	—	162,359
Total investments, at fair value	$7,283,800	$1,801,791	$8,473,155	$17,558,746